SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Schedule of estimated useful lives of intangible asset (Detail)	12 Months Ended
Sep. 30, 2020
Apartment rental contracts [Member]
Impaired Intangible Assets [Line Items]
Finite-lived intangible assets	Shorter of the lease term or 8 years
Software [Member]
Impaired Intangible Assets [Line Items]
Finite-lived intangible assets	8 years
Trademarks [Member]
Impaired Intangible Assets [Line Items]
Finite-lived intangible assets	10 years